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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [ ]                  Amendment No.:    _______
      This Amendment (Check only one):        [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Deborah Carlson
Address:  c/o Amelia Peabody Foundation
          One Hollis Street
          Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  October 25, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation



                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:  $913 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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
   COLUMN 1               COLUMN 2        COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
Name of Issuer         Title of Class      CUSIP         Value     Shrs or   Sh/ Put/   Investment   Other       Voting Authority
                                                      (X $1000)    Prn Amt   Prn Call   Discretion   Managers   Sole  Shared  None
Amer Int'l Group          Common         026874107        38         500         SH       Sole                  500
Beverly National          Common         088115100        33       2,000         SH       Sole                2,000
Cabot Indl                Common         127072106        51       2,500         SH       Sole                2,500
Cinergy Corp.             Common         172474108        44       1,500         SH       Sole                1,500
Cummins Inc.              Common         231021106        32       1,000         SH       Sole                1,000
El Paso                   Common         28336L109        39       1,000         SH       Sole                1,000
Energy East Corp.         Common         29266M109        80       4,000         SH       Sole                4,000
Energy East Capital       Preferred      29267G200        50       2,000         SH       Sole                2,000
Fleet Boston              Common         339030108        35       1,000         SH       Sole                1,000
Home Depot                Common         437076102        22         600         SH       Sole                  600
IBM                       Common         459200101        18         200         SH       Sole                  200
Johnson & Johnson         Common         478160104        33         600         SH       Sole                  600
Kansas City Power         Common         485134100        77       3,000         SH       Sole                3,000
Merck & Co.               Common         589331107        13         200         SH       Sole                  200
Microsoft                 Common         594918104        20         400         SH       Sole                  400
Mutual Risk               Common         628351108        21       3,000         SH       Sole                3,000
New Plan Excel            Common         648053106        51       3,000         SH       Sole                3,000
Petroleo                  Common         71654V408        13         700         SH       Sole                  700
Pfizer                    Common         717081103        20         500         SH       Sole                  500
Proctor & Gamble          Common         742718109        22         300         SH       Sole                  300
Royal Dutch               Common         780257804        39         800         SH       Sole                  800
Teco                      Common         872375100        26       1,000         SH       Sole                1,000
Torch Offshore            Common         891019101        11       2,000         SH       Sole                2,000
TXU Corp                  Common         873168108        58       1,300         SH       Sole                1,300
Tyco                      Common         902124106        13         300         SH       Sole                  300
Verizon                   Common         92343V104        54       1,000         SH       Sole                1,000
                                                         913